Debt and Capital Lease Obligations (Maturities of Debt) (Schedule) (Details) € in Millions, $ in Millions	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
2014		$ 1,350.3
2015		360.0
2016		917.1
2017		248.5
2018		604.8
Thereafter		41,131.5
Total debt maturities		44,612.2
Unamortized premium (discount)		(0.8)
Total debt		44,611.4	$ 42,856.0
Current portion		1,352.4
Noncurrent portion		43,259.0
Unitymedia KabelBW Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding principal amount	€ 280.0	338.8
Virgin Media [Member]
Debt Instrument [Line Items]
2014		406.5
2015		0.0
2016		0.0
2017		0.0
2018		584.3
Thereafter		12,262.7
Total debt maturities		13,253.5
Unamortized premium (discount)		19.8
Total debt		13,273.3
Current portion		408.6
Noncurrent portion		12,864.7
UPC Holding [Member]
Debt Instrument [Line Items]
2014		436.0
2015		0.0
2016		0.0
2017		0.0
2018		0.0
Thereafter		9,595.4
Total debt maturities		10,031.4
Unamortized premium (discount)		(15.2)
Total debt		10,016.2
Current portion		436.0
Noncurrent portion		9,580.2
UnityMedia KabelBW [Member]
Debt Instrument [Line Items]
2014		455.5
2015		0.0
2016		0.0
2017		0.0
2018		0.0
Thereafter		7,402.5
Total debt maturities		7,858.0
Unamortized premium (discount)		(1.6)
Total debt		7,856.4
Current portion		455.5
Noncurrent portion		7,400.9
Ziggo [Member]
Debt Instrument [Line Items]
2014		0.0
2015		0.0
2016		0.0
2017		0.0
2018		0.0
Thereafter		5,755.9
Total debt maturities		5,755.9
Unamortized premium (discount)		31.9
Total debt		5,787.8
Current portion		0.0
Noncurrent portion		5,787.8
Telenet [Member]
Debt Instrument [Line Items]
2014		9.0
2015		9.0
2016		9.0
2017		9.0
2018		20.5
Thereafter		4,040.2
Total debt maturities		4,096.7
Unamortized premium (discount)		(3.4)
Total debt		4,093.3
Current portion		9.0
Noncurrent portion		4,084.3
Other Subsidiaries [Member]
Debt Instrument [Line Items]
2014		43.3
2015		351.0
2016		908.1
2017		239.5
2018		0.0
Thereafter		2,074.8
Total debt maturities		3,616.7
Unamortized premium (discount)		(32.3)
Total debt		3,584.4
Current portion		43.3
Noncurrent portion		$ 3,541.1